Offerings - Offering: 1	Jun. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary A Shares, $0.0003125 par value per share
Amount Registered | shares	5,500,000
Maximum Aggregate Offering Price	$ 5,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 759.55
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).